SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

14.  SEGMENT INFORMATION

The Group is organized into three main operating segments:

Seed and integrated products

The seed and integrated products segment focuses mainly on the development and commercialization of seed technologies and products that increase yield per hectare, with a focus on the provision of seed technologies integrated with crop protection and crop nutrition products designed to control weeds, insects or diseases, to increase their quality characteristics, to improve nutritional value and other benefits. The segment focuses on the commercialization of integrated products that combine three complementary components biotechnological events, germplasm and seed treatments—in order to increase crop productivity and create value for customers. While each component can increase yield independently, through an integrated technology strategy the segment offers products that complement and integrate with each other to generate higher yields in crops.

Currently the segment generates revenue from ordinary activities through the sale of seeds, integrated product packs, royalties and licenses charged to third parties, among others.

Crop protection

The crop protection segment mainly includes the development, production and marketing of high-tech adjuvants and a full range of pest control molecules and biocontrol products. Adjuvants are used in mixtures to facilitate the application and effectiveness of active ingredients, such as insecticides, leading to better performance, reduced usage rates and lower residue levels Insecticides and fungicides are applied to control pests and significantly reduce disease during the germination period.

The segment currently generates revenue from ordinary activities through the sale of adjuvants, insecticides, fungicides and baits, among others.

Crop nutrition

The crop nutrition segment focuses mainly on the development, production and commercialization of inoculants that allow the biological fixation of nitrogen in the crops, and of fertilizers including biofertilizers and microgranulated fertilizers that optimize the productivity and yield of the crops.

Currently the segment generates income from ordinary activities through the sale of inoculants, bio-inductors, biological fertilizers and microgranulated fertilizers, among others.

The measurement principles for the Group’s segment reporting structure are based on the IFRS principles adopted in the Consolidated financial statements. Revenue generated by products and services exchanged between segments and entities within the Group are calculated based on market prices.

The following tables present information with respect to the Group’s reporting segments:

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	55,360,397	205,685,451	157,153,024	418,198,872
Royalties	1,247,567	—	—	1,247,567
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	319,428	153,460	137,666	610,554
Changes in the net realizable value of agricultural products after harvest	(1,409,874)	(1,550,570)	(1,390,989)	(4,351,433)
Total	55,517,518	204,288,341	155,899,701	415,705,560

Cost of sales	(31,012,687)	(137,529,299)	(66,915,067)	(235,457,053)
Gross profit per segment	24,504,831	66,759,042	88,984,634	180,248,507
% Gross margin	44%	33%	57%	43%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2022	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	45,862,562	173,095,092	107,502,350	326,460,004
Royalties	1,995,584	—	—	1,995,584
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	3,672,192	1,171,749	1,544,089	6,388,030
Changes in the net realizable value of agricultural products after harvest	(214,350)	111,282	60,545	(42,523)
Total	51,315,988	174,378,123	109,106,984	334,801,095

Cost of sales	(21,839,689)	(124,489,307)	(62,035,099)	(208,364,095)
Gross profit per segment	29,476,299	49,888,816	47,071,885	126,437,000
% Gross margin	57%	29%	43%	38%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2021	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	31,398,592	113,508,465	59,767,015	204,674,072
Royalties	2,023,548	—	—	2,023,548
Others
Government grants	2,302	—	—	2,302
Initial recognition and changes in the fair value of biological assets	1,394,127	606,269	825,859	2,826,255
Total	34,818,569	114,114,734	60,592,874	209,526,177

Cost of sales	(12,931,763)	(75,138,491)	(30,571,549)	(118,641,803)
Gross margin per segment	21,886,806	38,976,243	30,021,325	90,884,374
%	63%	34%	50%	43%

Revenue by similar group of products or services

	06/30/2023	06/30/2022	06/30/2021
Seed and integrated products	56,607,964	47,858,146	33,422,140
Seed Treatments Packs	32,469,652	29,056,276	29,072,060
Seed & Royalties Payments	7,004,400	6,384,927	4,350,080
HB4 Program	17,133,912	12,416,943	—

Crop protection	205,685,451	173,095,092	113,508,465
Adjuvants	52,978,705	51,211,406	50,443,314
Seed CP Products and Services	26,080,587	26,478,873	22,648,915
Bioprotection	32,502,175	—	—
Other CP Products and Services	94,123,984	95,404,813	40,416,236

Crop nutrition	157,153,024	107,502,350	59,767,015
Inoculants & Biofertilizers	23,621,534	23,621,552	30,465,272
Micro-beaded Fertilizers	123,731,172	83,880,798	29,301,743
Biostimulants	9,800,318	—	—

Total revenues	419,446,439	328,455,588	206,697,620

Geographical information

	06/30/2023	06/30/2022	06/30/2021
Argentina	284,964,893	261,624,779	157,352,242
United States of America	34,395,199	5,086,007	2,504,696
Cayman Islands (Note 6)	34,095,830	—	—
Brazil	24,774,203	33,049,005	24,591,539
France	8,130,638	9,794,078	4,269,368
Uruguay	8,472,043	8,064,197	5,752,913
Estonia	8,488,000	—	—
Bolivia	1,844,357	430,233	3,707,107
Paraguay	7,568,687	6,845,952	5,369,912
South Africa	5,992,124	3,126,245	2,789,322
Rest of the world	720,465	435,092	360,521
Total revenues	419,446,439	328,455,588	206,697,620

	06/30/2023	06/30/2022	06/30/2022
Non-current assets
Argentina	124,612,208	124,025,426	107,077,617
Cayman Islands	27,535,122	27,399,033	24,837,572
United States	192,129,674	7,407,432	7,799,448
Paraguay	720,471	760,894	742,767
Brazil	8,398,403	2,836,570	3,460,634
Bolivia	36,706	51,097	33,133
South Africa	—	6,394	3,892
Francia	7,024	14,929	26,138
Colombia	5,890	11,304	18,461
Uruguay	301,223	173,800	48,502
Finland	54,502	—	—
Total non-current assets	353,801,223	162,686,879	144,048,164

Property, plant and equipment	67,853,835	49,908,325	47,954,596
Intangible assets	173,783,956	76,704,869	67,342,362
Goodwill	112,163,432	36,073,685	28,751,206
Total reportable assets	353,801,223	162,686,879	144,048,164
Total non-reportable assets	464,257,935	355,533,482	250,541,793
Total assets	818,059,158	518,220,361	394,589,957